OTHER RECEIVABLES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other Receivables	$ 14,398	$ 17,200
Agent receivables [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other Receivables	740	1,585
Claims receivables [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other Receivables	6,513	6,248
Other receivables [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other Receivables	7,145	9,367
Total Other Receivables [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for doubtful accounts	$ 0	$ 0